                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Casualty Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


     /s/ Kenneth W. Stecher                Fairfield, Ohio      November 5, 2008
-------------------------------------   ---------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers               1

Form 13F Information Table Entry Total         10

Form 13F Information Table Value Total    101,123
                                       (thousands)

List of Other Included Managers:

No.   File No.    Name
---   --------    ----
01    028-10798   Cincinnati Financial Corporation


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
                              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
                              --------  ---------  ---------  -----------------  --------------  --------  -------------------------
                              TITLE OF                         SHARES/
           ISSUER               CLASS     CUSIP    FMV (000)  PRINCIPAL  SH/PRN  INVESTMENT DIS  OTH MGRS    SOLE      SHARED   NONE
----------------------------  --------  ---------  ---------  ---------  ------  --------------  --------  --------  ---------  ----
DUKE ENERGY CORP              COMMON    26441C105     3,467     198,900    SH    SHARED-OTHER       01        --       198,900    --
EXXON MOBIL CORPORATION       COMMON    30231G102    32,617     420,000    SH    SHARED-OTHER       01        --       420,000    --
FIFTH THIRD BANCORP           COMMON    316773100    16,898   1,419,979    SH    SHARED-OTHER       01        --     1,419,979    --
GENERAL ELECTRIC CO           COMMON    369604103       638      25,000    SH    SHARED-OTHER       01        --        25,000    --
GENUINE PARTS CO              COMMON    372460105       603      15,000    SH    SHARED-OTHER       01        --        15,000    --
JOHNSON & JOHNSON             COMMON    478160104     1,732      25,000    SH    SHARED-OTHER       01        --        25,000    --
PROCTER & GAMBLE CORPORATION  COMMON    742718109    17,423     250,000    SH    SHARED-OTHER       01        --       250,000    --
SPECTRA ENERGY CORP           COMMON    847560109     2,367      99,450    SH    SHARED-OTHER       01        --        99,450    --
WELLS FARGO & CO              COMMON    949746101    16,513     440,000    SH    SHARED-OTHER       01        --       440,000    --
WYETH                         COMMON    983024100     8,866     240,000    SH    SHARED-OTHER       01        --       240,000    --
                                                    101,123


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